Incorporation and nature of business	12 Months Ended
Aug. 31, 2020
Incorporation and nature of business
Incorporation and nature of business

1.Incorporation and nature of business

Vision Marine Technologies Inc. (the “Company”) was incorporated on August 29, 2012 as Riopel Marine Inc. The Company changed its name to Vision Marine Technologies Inc. on April 7, 2020. The principal business of the Company is to manufacture and sell electric boats.

The head office and registered office of the Company is located at 730 Curé-Boivin boulevard, Boisbriand, Quebec, J7G 2A7.